Consolidated Statement of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Gross written premiums	¥ 535,826	¥ 511,966	¥ 430,498
Less: premiums ceded to reinsurers	(4,503)	(3,661)	(1,758)
Net written premiums	531,323	508,305	428,740
Net change in unearned premium reserves	700	(1,395)	(2,510)
Net premiums earned	532,023	506,910	426,230
Investment income	125,167	122,727	109,147
Net realised gains on financial assets	(19,591)	42	6,038
Net fair value gains through profit or loss	(18,278)	6,183	(7,094)
Other income	8,098	7,493	6,460
Total revenues	627,419	643,355	540,781
BENEFITS, CLAIMS AND EXPENSES
Insurance benefits and claims expenses - Life insurance death and other benefits	(248,736)	(259,708)	(253,157)
Insurance benefits and claims expenses - Accident and health claims and claim adjustment expenses	(40,552)	(33,818)	(27,269)
Insurance benefits and claims expenses - Increase in insurance contract liabilities	(189,931)	(172,517)	(126,619)
Investment contract benefits	(9,332)	(8,076)	(5,316)
Policyholder dividends resulting from participation in profits	(19,646)	(21,871)	(15,883)
Underwriting and policy acquisition costs	(62,705)	(64,789)	(52,022)
Finance costs	(4,116)	(4,601)	(4,767)
Administrative expenses	(37,486)	(35,953)	(31,854)
Other expenses	(7,642)	(6,426)	(4,859)
Statutory insurance fund contribution	(1,097)	(1,068)	(1,048)
Total benefits, claims and expenses	(621,243)	(608,827)	(522,794)
Share of profit of associates and joint ventures, net	7,745	7,143	5,855
Profit before income tax	13,921	41,671	23,842
Income tax	(1,985)	(8,919)	(4,257)
Net profit	11,936	32,752	19,585
Attributable to:
Equity holders of the Company	11,395	32,253	19,127
Non-controlling interests	¥ 541	¥ 499	¥ 458
Basic and diluted earnings per share	¥ 0.39	¥ 1.13	¥ 0.66
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Fair value gains/(losses) on available-for-sale securities	¥ (24,591)	¥ (15,003)	¥ (44,509)
Amount transferred to net profit from other comprehensive income	19,549	(42)	(6,038)
Portion of fair value changes on available-for-sale securities attributable to participating policyholders	(32)	5,605	17,372
Share of other comprehensive income of associates and joint ventures under the equity method	735	20	(864)
Exchange differences on translating foreign operations	598	(865)	21
Income tax relating to components of other comprehensive income	1,716	2,359	8,242
Other comprehensive income that may be reclassified to profit or loss in subsequent periods	(2,025)	(7,926)	(25,776)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods	0	0	0
Other comprehensive income for the year, net of tax	(2,025)	(7,926)	(25,776)
Total comprehensive income for the year, net of tax	9,911	24,826	(6,191)
Attributable to:
Equity holders of the Company	9,325	24,341	(6,647)
Non-controlling interests	¥ 586	¥ 485	¥ 456